Note 8 - Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) € in Thousands	Dec. 31, 2016 EUR (€)
2017	€ 71
2018	38
2019	24
2020	3
2021
Total	€ 136